Earnings Per Share - Additional Information (Details) - GBP (£)		6 Months Ended		12 Months Ended
	Feb. 11, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Earnings Per Share [Line Items]
Decrease in basic earnings per share		42.90%
Basic		£ 0.812	£ 1.421	£ 2.969
Adjusted earnings per share - diluted		£ 1.674	£ 1.542	£ 3.290
Increase in adjusted diluted earnings per share		8.60%
Increase in adjusted diluted earnings per share at constant rates of exchange		5.70%
Adjusted earnings per share at constant rates - diluted		£ 1.630
Coupon on perpetual hybrid bonds net of tax		£ 23,000,000		£ 12,000,000
Authorised share buy-back programme amount	£ 2,000,000,000
Repurchase of ordinary shares		37,657,945
Value of entity's shares acquired		£ 1,256,000,000
Retained Earnings
Earnings Per Share [Line Items]
Value of entity's shares acquired		£ 1,300,000,000